Segment Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 510,604	$ 447,674
Cost of sales	(314,759)	(261,766)
Depreciation and depletion	(34,150)	(34,944)
Social Contributions	(14,433)	(10,157)
Income from mining operations	147,262	140,807
Gain loss on Financial Instruments	(16,167)	(13,078)
Interest and accretion	(40,957)	(29,156)
Income taxes	(56,039)	(47,407)
Segment net income (loss)	23,291	11,419
Capital expenditures	191,124	113,089
Total assets	1,994,504	1,352,871	$ 1,242,120
Total liabilities	(911,397)	(728,216)	$ (746,225)
Employee benefits costs	65,500	61,200
Material reconciling items
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depreciation and depletion	(612)	(523)
Social Contributions	0	0
Income from mining operations	(612)	(523)
Gain loss on Financial Instruments	(16,167)	(13,078)
Interest and accretion	(38,264)	(26,524)
Income taxes	503	2,961
Segment net income (loss)	(78,651)	(65,156)
Capital expenditures	2,294	253
Total assets	271,235	217,079
Total liabilities	(537,216)	(418,028)
Segovia | Operating segments
Disclosure of operating segments [line items]
Revenue	455,078	403,105
Cost of sales	(254,879)	(214,169)
Depreciation and depletion	(30,501)	(31,928)
Social Contributions	(12,766)	(9,573)
Income from mining operations	156,932	147,435
Gain loss on Financial Instruments	0	0
Interest and accretion	(2,264)	(2,515)
Income taxes	(56,348)	(50,659)
Segment net income (loss)	111,562	77,188
Capital expenditures	87,935	55,958
Total assets	338,570	311,680
Total liabilities	(98,826)	(90,953)
Marmato | Operating segments
Disclosure of operating segments [line items]
Revenue	55,526	44,569
Cost of sales	(59,880)	(47,597)
Depreciation and depletion	(3,037)	(2,493)
Social Contributions	(1,667)	(584)
Income from mining operations	(9,058)	(6,105)
Gain loss on Financial Instruments	0	0
Interest and accretion	(251)	0
Income taxes	83	291
Segment net income (loss)	(5,518)	(3,263)
Capital expenditures	82,512	41,705
Total assets	436,730	367,188
Total liabilities	(179,178)	(133,061)
Toroparu | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depreciation and depletion	0	0
Social Contributions	0	0
Income from mining operations	0	0
Gain loss on Financial Instruments	0	0
Interest and accretion	(51)	(117)
Income taxes	0	0
Segment net income (loss)	0	0
Capital expenditures	10,262	15,173
Total assets	355,865	348,397
Total liabilities	(84,761)	(86,174)
Soto Norte | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depreciation and depletion	0	0
Social Contributions	0	0
Income from mining operations	0	0
Gain loss on Financial Instruments	0	0
Interest and accretion	(127)	0
Income taxes	(277)	0
Segment net income (loss)	(4,102)	2,650
Capital expenditures	8,121	0
Total assets	592,104	108,527
Total liabilities	$ (11,416)	$ 0